SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
SUBSEQUENT EVENTS
Note 15	Subsequent Events

On July 3, 2024, the Company and the Quantum Investor entered into an amendment to the Quantum Note (“Amended Note”) to change the maturity date from June 25, 2025, to June 30, 2026, and to provide that eighteen months of interest will be guaranteed regardless of early pay or redemption.

As previously disclosed in the Company’s Current Report on Form 8-K filed with the SEC on November 22, 2023, DHAC entered into an equity purchase agreement (the “Equity Purchase Agreement”) with the Bridge Investor on November 21, 2023. Pursuant to the Equity Purchase Agreement, DHAC agreed to issue to the investor, as a commitment fee for this equity purchase transaction, a senior unsecured note in a principal amount of $500,000 that is payable only in shares of the Company’s Common Stock at an initial price of $10 per share (the “Equity Purchase Commitment Note”) after the closing of the business combination. On July 2, 2024, the Company issued the Equity Purchase Commitment Note in a principal amount of $500,000 that is payable only in shares of the Company’s Common Stock at an initial price of $10 per share.

On August 2, 2024, the Bridge Investor converted (1) $4,630 principal amount under the $55,556 Additional Bridge Note issued and sold to the Bridge Investor on January 25, 2024 and (2) $27,778 principal amount under the $111,111 Additional Bridge Note issued and sold to the Bridge Investor on November 21, 2023 for an aggregate of 14,199 shares of the Company Common Stock.

On August 5, 2024, the board approved stock grants totaling 227,500 shares of common stock to vendors as consideration for services rendered and payable.

On August 8, 2024, the Bridge Investor converted $500,000 principal amount under the Exchange Note issued and sold to the Bridge Investor on June 24, 2024, for 213,759 shares of the Company Common Stock.

On September 30, 2024, the Company and the Bridge Investor mutually agreed to extend the maturity date of the Equity Purchase Note from September 23, 2024 to December 31, 2024.

On September 30, 2024, the Company entered into a securities purchase agreement (the “SPA”) with an institutional investor (the “Investor”). Pursuant to the SPA, the Company issued to the Investor (1) warrants with an exercise period of five years to purchase up to 740,741 shares of Company Common Stock at an exercise price of $2.25 per share; (2) 100,000 shares of Company Common Stock as “commitment shares”; and (3) senior secured convertible notes in the aggregate original principal amount of $2,222,222.22 (the “September 2024 Note”), which was secured by the assets of the Company and guaranteed by each of the Company, VSee Lab and iDoc. The September 2024 Note will bear interest at a rate of 10.00% per annum and will be convertible into shares of Common Stock at an initial fixed conversion price of $2.00 per share. The September 2024 Note will be convertible into fully paid and non-assessable shares of Common Stock at any time after the original issue date. If an event of default occurs, the September 2024 Note would bear interest at a rate of 24.00% per annum or the maximum rate permitted under the applicable law.

Digital Health Acquisition Corp.
SUBSEQUENT EVENTS

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the consolidated balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, except as disclosed below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

On January 22, 2024, the Company amended an unsecured promissory note in the aggregate principal amount of $165,000 to M2B Funding Corp., an affiliate of the Sponsor. As a result of the amendment, the Company was to repay the remaining amount due by February 8, 2024. On January 31, 2024, the note was paid in full for a total of $190,750.

On January 22, 2024, the Company and the Bridge Investor entered into a side letter to the registration rights agreement with the Bridge Investor dated October 5, 2022 whereby the Company agreed to register the shares of common stock underlying the Bridge Notes and the Additional Bridge Notes.

On January 25, 2024, the Bridge Investor purchased the second Additional Bridge Note in the principal amount of $55,556 from DHAC as contemplated by the Bridge SPA.

On February 2, 2024, the Company extended the date by which the Company has to consummate a business combination from February 8, 2024 to May 8, 2024. The extension is the second of four additional three-month extensions permitted under the Company’s governing documents and provides the Company with additional time to complete the business combination.

On February 13, 2024, the parties entered into a First Amendment to the Third Amended and Restated Business Combination Agreement to provide that certain indebtedness of VSee and iDoc would be assumed by DHAC and converted into DHAC common stock following the closing instead of being converted into class B common stock of VSee and iDoc prior to the closing.

On February 13, 2024, the Company, VSee and/or iDoc, as applicable, amended and restated certain of the Conversion SPAs (the “Amended and Restated Conversion SPAs”) pursuant to which (1) a $600,000 balance of certain indebtedness of VSee will be assumed by the Company and converted into the Company’s common stock after the closing of the business combination; (2) a $600,000 balance certain indebtedness of iDoc will be assumed by the Company and will then be converted into the Company’s common stock subject to executing of certain registration rights agreement and filing of a registration statement thereunder after the closing of the business combination; and (3) certain indebtedness owned by iDoc will be assumed by the Company and will then be converted into the Company’s common stock subject to executing of certain registration rights agreement and filing of a registration statement thereunder after the closing of the business combination.

On April 17, 2024, the parties entered into a Second Amendment to the Third Amended and Restated Business Combination Agreement to extend certain termination date therein to June 30, 2024.

On April 17, 2024, DHAC, VSee, iDoc and the Bridge Investor entered a Letter Agreement, which amended certain business combination timeline in the Additional Bridge Notes.

On April 17, 2024, the parties to the Extension Purchase Agreement and Extension Note executed a letter agreement, which extended the maturity date of the Extension Note to June 30, 2024.